FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ___
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No:        028-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald Sadoff
Title:            Managing Member
Phone:            (414) 352-8460

Signature, Place, and Date of Signing:

/s/ Ronald Sadoff      Milwaukee, Wisconsin     7/13/09
-------------------    --------------------     --------
    (Signature)            (City/State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            34

Form 13F Information Table Value Total:   $    27,393
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        SADOFF INVESTMENT MANAGEMENT LLC
                                    FORM 13F
                                    31-Mar-09

             COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- ----------- ------------ --------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                 VALUE   SHRS OR  SH/   PUT/  INVESTMENT  OTHER   ----------------------
          NAME OF ISSUER             CLASS        CUSIP     (x$1000) PRN AMT  PRN   CALL  DISCRETION MANAGERS  SOLE    SHARED OTHER
--------------------------------- ----------- ------------ --------- -------------------- ---------- -------- ----------------------
BRISTOL MYERS SQUIBB CO             COM         110122108      200     9,850   SH          Sole                 9,850
EXXON MOBIL CORP                    COM         30231G102      473     6,766   SH          Sole                 6,766
GENERAL ELEC CO                     COM         369604103      125    10,644   SH          Sole                10,644
JOHNSON & JOHNSON                   COM         478160104      328     5,769   SH          Sole                 5,769
MCCORMICK & CO                      COM         579780206    8,798   270,462   SH          Sole               270,462
MS INSURED MUNI INCOME              COM         61745P791      251    19,750   SH          Sole                19,750
NUVEEN INSD DIVID ADVANTAGE MU      COM         67071L106      595    46,450   SH          Sole                46,450
NUVEEN INSURED MUNI OPPORTUNIT      COM         670984103      239    19,746   SH          Sole                19,746
NUVEEN INSURED PREMIUM MUNI         COM         6706D8104      601    53,259   SH          Sole                53,259
PROGRESS ENERGY                     COM         743263105      632    16,712   SH          Sole                16,712
SOUTHERN CO COM                     COM         842587107      462    14,820   SH          Sole                14,820
WISCONSIN ENERGY                    COM         976657106      248     6,095   SH          Sole                 6,095
AMERICAN CENTURY VISTA INV          COM         025083841      295    26,233   SH          Sole                26,233
DODGE & COX BALANCED FD             COM         256201104      851    15,830   SH          Sole                15,830
FIDELITY ADVISOR TOTAL BOND CL      COM         31617K832      114    11,564   SH          Sole                11,564
FIDELITY INTER MUNI INC FD          COM         31638R204      138    13,932   SH          Sole                13,932
MORGAN STANLEY DEAN WITTER US       COM         616969200       84    10,000   SH          Sole                10,000
OPPENHEIMER INTL BOND CL A          COM         68380T103       91    15,000   SH          Sole                15,000
PIMCO REAL RETURN INSTL             COM         693391104      134    13,000   SH          Sole                13,000
PIMCO TOTAL RETURN D                COM         693391674      107    10,208   SH          Sole                10,208
PIMCO TOTAL RETURN INSTL            COM         693390700      772    73,900   SH          Sole                73,900
PRUDENT BEAR FUND                   COM         314172354      108    17,000   SH          Sole                17,000
RUSSELL INTERNATIONAL DEVELOPE      COM         782493605      257    10,171   SH          Sole                10,171
RUSSELL U.S. CORE EQUITY I          COM         782493100      568    28,263   SH          Sole                28,263
RUSSELL U.S. QUANTITATIVE EQUI      COM         782493811      451    21,044   SH          Sole                21,044
SCHWAB MARKET TRACK ALL EQUITY      COM         808509814      255    29,594   SH          Sole                29,594
VANGUARD FLORIDA L/T T/E ADMIR      COM         922033204      257    23,600   SH          Sole                23,600
VANGUARD INTER TERM BD INDEX        COM         921937306      197    18,981   SH          Sole                18,981
VANGUARD INTER TERM T/E FUND        COM         922907209      167    12,801   SH          Sole                12,801
VANGUARD LONG TERM TREASURY FD      COM         922031505      707    62,644   SH          Sole                62,644
VANGUARD SHORT-TERM FEDERAL FD      COM         922031604    2,387   220,000   SH          Sole               220,000
ISHARES ETF 1-3 YEAR TREASURY       COM         464287457      248     2,958   SH          Sole                 2,958
ISHARES ETF 20+ YR TREASURY BO      COM         464287432    2,390    25,276   SH          Sole                25,276
ISHARES ETF 7-10 YR TREASURY B      COM         464287440    3,863    42,605   SH          Sole                42,605